Employee Benefits Provisions	12 Months Ended
Jun. 30, 2024
Employee Benefits Provisions [Abstract]
Employee benefits provisions

Note 25. Employee benefits provisions

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Provision for Annual leave	98,368	77,780

Non-current liabilities
Long service leave	20,018	-
	118,386	77,780

Amounts not expected to be settled within the next 12 months

In 2024, the current provision for employee benefits includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances. The entire amount is presented as current, since the Consolidated Entity does not have an unconditional right to defer settlement. However, based on past experience, the Consolidated Entity does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

Employee entitlements:

Annual leave

	Consolidated
	30 June 2024	30 June 2023
	$	$

Opening Balance	77,780	39,515
Annual leave taken	(26,416)	(33,396)
Additional provisions raised	47,004	71,661
Closing balance	98,368	77,780

Long Service leave

	Consolidated
	30 June 2024	30 June 2023
	$	$

Opening balance	-	-
Long service leave taken during the period	-	-
Additional provisions raised	20,018	-
Closing balance	20,018	-